Consolidated Statements of Financial Position - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Assets
Cash and short-term securities	$ 20,338	$ 19,153	$ 22,594
Debt securities	212,149	203,842	224,139
Public equities	25,531	23,519	28,067
Mortgages	52,421	51,765	53,948
Private placements	45,606	42,010	47,289
Loans to Bank clients	2,436	2,781	2,506
Real estate	13,049	14,269	14,269
Other invested assets	45,680	42,803	35,291
Total invested assets (note 4)	417,210	400,142	428,103
Other assets
Accrued investment income	2,678	2,635	2,428
Derivatives (note 5)	8,546	8,588	17,503
Insurance contract assets (note 7)	145	673	972
Reinsurance contract held assets (note 7)	42,651	45,871	52,829
Deferred tax assets	6,739	6,708	7,767
Goodwill and intangible assets (note 6)	10,310	10,519	9,919
Miscellaneous	9,751	9,991	8,911
Total other assets	80,820	84,985	100,329
Segregated funds net assets (note 23)	377,544	348,562	399,788
Total assets	875,574	833,689	928,220
Liabilities
Insurance contract liabilities, excluding those for account of segregated fund holders (note 7)	367,996	354,849	405,621
Reinsurance contract held liabilities (note 7)	2,831	2,391	2,079
Investment contract liabilities (note 8)	11,816	10,079	10,064
Deposits from Bank clients	21,616	22,507	20,720
Derivatives (note 5)	11,730	14,289	10,038
Deferred tax liabilities	1,697	1,536	1,713
Other liabilities	18,879	18,894	19,443
Long-term debt (note 10)	6,071	6,234	4,882
Capital instruments (note 11)	6,667	6,122	6,980
Total liabilities, excluding those for account of segregated fund holders	449,303	436,901	481,540
Insurance contract liabilities for account of segregated fund holders (note 7)	114,143	110,216	130,836
Investment contract liabilities for account of segregated fund holders	263,401	238,346	268,952
Insurance and investment contract liabilities for account of segregated fund holders (note 23)	377,544	348,562	399,788
Total liabilities	826,847	785,463	881,328
Equity
Contributed surplus	222	238	262
Shareholders and other equity holders' retained earnings	4,819	3,947	9,656
Shareholders and other equity holders' accumulated other comprehensive income (loss) ("AOCI"):
Insurance finance income (expenses)	30,010	38,057	(17,117)
Reinsurance finance income (expenses)	(4,634)	(5,410)	984
Fair value through other comprehensive income ("OCI") investments	(16,262)	(24,645)	17,764
Translation of foreign operations	4,801	5,918	4,578
Other	(104)	(67)	(246)
Total shareholders and other equity holders' equity	47,039	46,876	45,355
Participating policyholders' equity	257	(77)	101
Non-controlling interests	1,431	1,427	1,436
Total equity	48,727	48,226	46,892
Total liabilities and equity	875,574	833,689	928,220
Preferred shares and other equity [Member]
Equity
Issued shares (note 12)	6,660	6,660	6,381
Shareholders and other equity holders' accumulated other comprehensive income (loss) ("AOCI"):
Total equity	6,660	6,660
Common shares [Member]
Equity
Issued shares (note 12)	21,527	22,178	$ 23,093
Shareholders and other equity holders' accumulated other comprehensive income (loss) ("AOCI"):
Total equity	$ 21,527	$ 22,178